Property, plant and equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 196,626	$ 833,538	$ 5,370,122
Office equipment, carried at depreciated cost
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	5 years
Bottom | Properties leased for own use, carried at depreciated cost
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	2 years
Top of range | Properties leased for own use, carried at depreciated cost
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	10 years